Cash, Cash Equivalents and Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of cash, cash equivalents and marketable securities
Amortized Cost	$ 52,688	$ 61,052	$ 87,251
Gross unrealized gains	1	2	26
Gross unrealized losses	(15)	(19)	(23)
Fair market value	52,674	61,035	87,254
Cash
Summary of cash, cash equivalents and marketable securities
Amortized Cost	3,047	5,017	1,862
Fair market value	3,047	5,017	1,862
Money market funds
Summary of cash, cash equivalents and marketable securities
Amortized Cost	6,882	14,186	12,131
Fair market value	6,882	14,186	12,131
Reverse repurchase agreements
Summary of cash, cash equivalents and marketable securities
Amortized Cost	3,000	5,000	6,000
Fair market value	3,000	5,000	6,000
U.S. Treasury securities and obligations of U.S. government agencies
Summary of cash, cash equivalents and marketable securities
Amortized Cost	16,535	16,458	28,982
Gross unrealized gains		1	4
Gross unrealized losses	(7)	(2)	(7)
Fair market value	16,528	16,457	28,979
Corporate debt securities
Summary of cash, cash equivalents and marketable securities
Amortized Cost	23,224	20,391	38,276
Gross unrealized gains	1	1	22
Gross unrealized losses	(8)	(17)	(16)
Fair market value	$ 23,217	$ 20,375	$ 38,282